Regulatory Capital Information (Tables)	12 Months Ended
Dec. 31, 2024
Regulatory Capital Information [Abstract]
Transitional template for regulatory capital RWA and capital ratios [text block table]	Own Funds Template (incl. RWA and capital ratios) Dec 31, 2024 Dec 31, 2023 in € m. CRR/CRD CRR/CRD Common Equity Tier 1 (CET 1) capital: instruments and reserves Capital instruments, related share premium accounts and other reserves 44,130 44,908 Retained earnings 19,978 16,509 Accumulated other comprehensive income (loss), net of tax (1,229) (1,760) Independently reviewed interim profits net of any foreseeable charge or dividend1 801 3,493 Other 1,020 973 Common Equity Tier 1 (CET 1) capital before regulatory adjustments 64,700 64,124 Common Equity Tier 1 (CET 1) capital: regulatory adjustments Additional value adjustments (negative amount) (1,680) (1,727) Other prudential filters (other than additional value adjustments) 95 (126) Goodwill and other intangible assets (net of related tax liabilities) (negative amount) (5,277) (5,014) Deferred tax assets that rely on future profitability excluding those arising fromtemporary differences (net of related tax liabilities where the conditions in Art. 38 (3)CRR are met) (negative amount) (3,463) (4,207) Negative amounts resulting from the calculation of expected loss amounts (3,037) (2,386) Defined benefit pension fund assets (net of related tax liabilities) (negative amount) (1,173) (920) Direct, indirect and synthetic holdings by an institution of own CET 1 instruments (negative amount) 0 (0) Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities (amount above the 10% / 15 % thresholds and net of eligible short positions) (negative amount) 0 0 Deferred tax assets arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (amount above the 10% / 15 % thresholds) (negative amount) 0 0 Regulatory adjustments relating to unrealized gains and losses pursuant toArt. 468 CRR 1,012 0 Other regulatory adjustments2 (1,721) (1,679) Total regulatory adjustments to Common Equity Tier 1 (CET 1) capital (15,244) (16,058) Common Equity Tier 1 (CET 1) capital 49,457 48,066 Additional Tier 1 (AT1) capital: instruments Capital instruments and the related share premium accounts 11,508 8,578 Amount of qualifying items referred to in Art. 484 (4) CRR and the related sharepremium accounts subject to phase out from AT1 0 0 Additional Tier 1 (AT1) capital before regulatory adjustments 11,508 8,578 Additional Tier 1 (AT1) capital: regulatory adjustments Direct, indirect and synthetic holdings by an institution of own AT1 instruments(negative amount) (130) (250) Residual amounts deducted from AT1 capital with regard to deduction from CET 1 capital during the transitional period pursuant to Art. 472 CRR Other regulatory adjustments 0 0 Total regulatory adjustments to Additional Tier 1 (AT1) capital (130) (250) Additional Tier 1 (AT1) capital 11,378 8,328 Tier 1 capital (T1 = CET 1 + AT1) 60,835 56,395 Tier 2 (T2) capital 7,676 8,610 Total capital (TC = T1 + T2) 68,511 65,005 Total risk-weighted assets 357,427 349,742 Capital ratios Common Equity Tier 1 capital ratio (as a percentage of risk-weighted assets) 13.8 13.7 Tier 1 capital ratio (as a percentage of risk-weighted assets) 17.0 16.1 Total capital ratio (as a percentage of risk-weighted assets) 19.2 18.6 1 Full year profit is recognized as per ECB Decision (EU) 2015/656 in accordance with the Article 26(2) of Regulation (EU) No 575/2013 (ECB/2015/4); current year profits of € 3.4 billion reduced by deductions for AT1 coupons of € 475 million and deductions for announced distribution to shareholders in relation to FY 2024 of € 2.1 billion , which includes an intended dividend of € 1.3 billion ( 68 Cents per share) and the ECB approved share buyback of € 750 million 2 Includes capital deductions of € 1.4 billion (December 2023: € 1.4 billion ) based on ECB guidance on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme, € 0.3 billion (December 2023: € 0.3 billion ) based on ECB's supervisory recommendation for a prudential provisioning of non-performing exposures
Reconciliation of Shareholders Equity to Regulatory Capital [text block table]	Reconciliation of shareholders’ equity to Own Funds CRR/CRD in € m. Dec 31, 2024 Dec 31, 2023 Total shareholders’ equity per accounting balance sheet (IASB IFRS) 68,709 65,999 Difference between equity per IASB IFRS / EU IFRS³ (2,433) (1,513) Total shareholders’ equity per accounting balance sheet (EU IFRS) 66,276 64,486 Deconsolidation/Consolidation of entities (24) (35) Of which: Additional paid-in capital 0 0 Retained earnings (24) (35) Accumulated other comprehensive income (loss), net of tax 0 0 Total shareholders' equity per regulatory balance sheet 66,252 64,451 Minority Interests (amount allowed in consolidated CET 1) 1,020 973 AT1 coupon and shareholder distribution deduction1 (2,565) (1,279) Capital instruments not eligible under CET 1 as per CRR 28(1) (7) (21) Common Equity Tier 1 (CET 1) capital before regulatory adjustments 64,700 64,124 Prudential filters (1,585) (1,853) Of which: Additional value adjustments (1,680) (1,727) Any increase in equity that results from securitized assets 0 (0) Fair value reserves related to gains or losses on cash flow hedges and gains or losses on liabilities designated at fair value resulting from changes in own credit standing 95 (126) Regulatory adjustments (13,659) (14,205) Of which: Goodwill and other intangible assets (net of related tax liabilities) (negative amount) (5,277) (5,014) Deferred tax assets that rely on future profitability (3,463) (4,207) Negative amounts resulting from the calculation of expected loss amounts (3,037) (2,386) Defined benefit pension fund assets (net of related tax liabilities) (negative amount) (1,173) (920) Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entitieswhere the institution has a significant investment in those entities 0 0 Securitization positions not included in risk-weighted assets 0 0 Regulatory adjustments relating to unrealized gains and losses pursuant to Art. 468 CRR 1,012 0 Others2 (1,721) (1,679) Common Equity Tier 1 capital 49,457 48,066 1 Full year profit is recognized as per ECB Decision (EU) 2015/656 in accordance with the Article 26(2) of Regulation (EU) No 575/2013 (ECB/2015/4); current year deductions include deductions for AT1 coupons of € 475 million and deductions for announced distribution to shareholders in relation to FY 2024 of € 2.1 billion , which includes an intended dividend of € 1.3 billion ( 68 Cents per share) and the ECB approved share buyback of € 750 million 2 Negative amounts from expected loss shortfall has been disclosed separately in the current year which was shown as part of 'Other Regulatory Adjustments' for the previous year and includes capital deductions of € 1.4 billion (December 2023: € 1.4 billion ) based on ECB guidance on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme, € 0.3 billion (December 2023: € 0.3 billion ) based on ECB’s supervisory recommendation for a prudential provisioning of non-performing exposures 3 Differences in “equity per balance sheet” result entirely from deviations in profit (loss) after taxes due to the application of EU carve-out rules as set forth in the chapter " Material Accounting Policies and Critical Accounting Estimates". These rules were initially applied in the first quarter 2020.